Goodwill and Intangibles - Other Intangible Assets Table (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount		$ 979,863	$ 979,863
Accumulated amortization		(138,455)	(107,676)
Other intangible assets	[1]	$ 841,408	$ 872,187

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.